Summary of Significant Accounting Policies - Segments (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Concentration Risk [Line Items]
Revenue	$ 54,006	$ 53,199	$ 196,943	$ 181,284	$ 123,210
Number of reportable segments | segment	1		1
Revenue Benchmark | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Concentration risk percentage		29.00%	21.00%
Revenue Benchmark | Non-US | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	3.00%	32.00%	28.00%
Revenue	$ 1,400	$ 16,800	$ 55,900
Accounts Receivable | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Concentration risk percentage			33.00%